Financial Instruments - Narrative (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2026 JPY (¥)	Mar. 31, 2025 JPY (¥)	Oct. 03, 2024 JPY (¥)	Jun. 25, 2024 JPY (¥)
Disclosure of detailed information about financial instruments [line items]
Cumulative gain on equity investments reclassified from other comprehensive income to retained earnings upon disposal	¥ (12,205)	¥ (1,339)
Fair value of equity investments on dates of disposal	2,138	25,019
2024 Hybrid bonds (subordinated bonds)
Disclosure of detailed information about financial instruments [line items]
Principal amount in contractual currency (millions)	460,000			¥ 460,000
Principal amount in contractual currency (millions)		460,000
2024 Syndicated Hybrid Loans (Subordinated Loans)
Disclosure of detailed information about financial instruments [line items]
Principal amount in contractual currency (millions)			¥ 40,000
Principal amount in contractual currency (millions)	40,000
Foreign currency denominated loans
Disclosure of detailed information about financial instruments [line items]
Fair value		74,517
Foreign currency denominated bonds
Disclosure of detailed information about financial instruments [line items]
Fair value	¥ 3,417,873	¥ 2,892,158
Minimum
Disclosure of detailed information about financial instruments [line items]
Measurement input, EBITDA rate	4.3
Maximum
Disclosure of detailed information about financial instruments [line items]
Measurement input, EBITDA rate	7.9